11 Greenway Plaza, Suite 1000
Houston, TX 77046
(713) 626-1919
invesco.com
May 5, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
CIK 0000909466

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class C, Class Y and Class R6 shares of:
Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund and Invesco Oppenheimer Rochester® Municipals Fund
that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents in Post-Effective Amendment No. 86 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 28, 2020.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-5905 or Carolyn.Liu-Hartman@invesco.com.
Very truly yours,
/s/ Carolyn Liu-Hartman
Carolyn Liu-Hartman
Senior Counsel